Disclosure of detailed information about other employee benefits plan (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Other employee benefits liability - current	$ 2,756	$ 2,356
Other employee benefits liability - non-current	108,397	89,273
Net liability	$ 111,153	$ 91,629